ASSET ACQUISITION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ASSET ACQUISITION

NOTE 11- ASSET ACQUISITION

On May 11, 2021, Anhui Allied United Mushroom Co., Ltd. signed the Agreement (“Agreement”) with Suhua Yang and Hao Yan, the owners of Funan Zhihua Mushroom Co., Ltd. (“Target Company”). As the consideration of transferring 100% equity of Target Company, AUM will pay Shareholders with $2,151,383 (RMB 14,840,028), which is $25,612 (RMB176,667) per month for 84 months at the end of each month after the delivery of the growing rooms. Target Company was dissolved after the asset acquisition.

NOTE 12: ASSET ACQUISITION

On May 11, 2021, Anhui Allied United Mushroom Co., Ltd. signed the Agreement (“Agreement”) with Suhua Yang and Hao Yan the owners of Funan Zhihua Mushroom Co., Ltd. (“Target Company”). As the consideration of transferring 100% equity of Target Company, AUM will pay Shareholders with $2,151,383 (RMB 14,840,028), which is $25,612 (RMB 176,667) per month for 84 months at the end of each month after the delivery of the growing rooms. Target Company was dissolved after the asset acquisition.

Following the guidance of ASC 805, we performed the screen test to evaluate whether the acquired set is a business or a group of assets. The group of assets was buildings and equipment related to growing mushrooms and didn’t include an input and a substantive process that together significantly contribute to the ability to create outputs because the target company had no employees and no operations. The transaction was accounted for as an asset acquisition in accordance with ASC 805 -50.

The Company calculated the present value of the debt assumed at a compound monthly interest rate of 1% at the acquisition date, and recognized $1,464,214 of assets and $1,464,214 of liability.

On April 30, 2023, the owner of Target Company and AUM agreed that the payment of consideration will begin on the production of growing rooms on January 1, 2024.

AUM paid an expense of $63,878 for Funan Zhihua Mushroom Co., Ltd. (“Target Company”) in 2021. After acquired by AUM, AUM and the owner of the acquiree agreed to transfer the payment on behalf of Target Company to a deposit for asset acquisition and reduce the installment payment. The note receivable was $41,848 and $58,848 as of December 31, 2023 and 2022, respectively.